Dividend Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.31	€ 0.29
Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend	€ 0.00775	€ 0.00725
Financial rights attached to shares	1/40th of a common share	1/40th of a common share	1/40th of a common share
Final dividend 2018 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 0.15
Percentage of shareholders receive cash dividend		55.00%	55.00%
Stock dividend payable description		The stock dividend amounted to one new Aegon common share for every 28 common shares held	The stock dividend amounted to one new Aegon common share for every 28 common shares held
Stock repurchase program to repurchase common shares | shares		32,873,805	32,873,805
Period of repurchase		Between July 1, 2019 and August 2, 2019	Between July 1, 2019 and August 2, 2019
Final dividend 2018 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.004
Dividend per common share | $ / shares			$ 0.00375
Interim dividend 2018 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 0.14
Percentage of shareholders receive cash dividend		56.00%	56.00%
Percentage of shareholders receive stock dividend		44.00%	44.00%
Cash dividend payable per common share		€ 0.14
Stock dividend payable description		The stock dividend amounted to one new Aegon common share for every 37 common shares held.	The stock dividend amounted to one new Aegon common share for every 37 common shares held.
Dividend payable, date to be paid		Sep. 21, 2018	Sep. 21, 2018
Stock repurchase program to repurchase common shares | shares		24,133,950	24,133,950
Period of repurchase		Between October 1, 2018, and November 9, 2018	Between October 1, 2018, and November 9, 2018
Common shares repurchased average price per share		€ 5.43
Interim dividend 2018 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend		€ 0.0035
Dividends paid on common shares		1/40th of the dividend paid on common shares	1/40th of the dividend paid on common shares
Interim dividend 2017 [member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend				57.00%
Percentage of shareholders receive stock dividend		42.00%	42.00%	43.00%
Cash dividend payable per common share				€ 0.13
Stock dividend payable description		The stock dividend amounted to one new Aegon common share for every 36 common shares held.	The stock dividend amounted to one new Aegon common share for every 36 common shares held.
Dividend payable, date to be paid				Sep. 15, 2017
Stock repurchase program to repurchase common shares | shares				51,864,626
Dividend per common share		€ 0.14
Interim dividend 2017 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividends paid on common shares				1/40th of the dividend paid on common shares
Final dividend 2017 [member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend		58.00%	58.00%
Stock dividend payable description		One new Aegon common share for every 39 common shares held	One new Aegon common share for every 39 common shares held
Dividend payable, date to be paid		Jun. 22, 2018	Jun. 22, 2018
Stock repurchase program to repurchase common shares | shares		21,954,140	21,954,140
Common shares repurchased average price per share				€ 5.34
Final dividend 2016 [member]
Disclosure of detailed information of dividends [line items]
Stock dividend payable description		One new Aegon common share for every 30 common shares held.	One new Aegon common share for every 30 common shares held.
Interim dividend 2016 [member]
Disclosure of detailed information of dividends [line items]
Stock dividend payable description					The stock dividend amounted to one new Aegon common share for every 28 common shares held.
Common shares repurchased average price per share				€ 5.0950
Interim Dividend 2019 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.15
Percentage of shareholders receive cash dividend	55.00%
Percentage of shareholders receive stock dividend	45.00%
Cash dividend payable per common share	€ 0.15
Stock dividend payable description	the stock dividend amounted to one new Aegon common share for every 25 common shares held.
Dividend payable, date to be paid	Sep. 20, 2019
Stock repurchase program to repurchase common shares | shares	43,149,667
Period of repurchase	Between October 1, 2019, and November 8, 2019
Interim Dividend 2019 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend	€ 0.00375
Dividends paid on common shares	1/40th of the dividend paid on common shares
Final Dividend 2019 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.16